Operating Leases (Notes)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lessee, Operating Leases	Operating Leases
As at December 31, 2025, the Company has recognized right-of-use operating lease assets of $43.4 million, net of impairment, and operating lease liabilities of $64.7 million. Right-of-use operating lease assets comprise primarily of leased office real estate globally and other assets. For all office real estate leases, rent incentives, including reduced-rent and rent-free periods and contractually agreed rent increases during the lease term, have been included when determining the present value of future cash flows.
As part of the Company’s operating effectiveness and efficiency program, the Company has consolidated its office space. Where negotiations are either in advanced stages of discussion and it is probable that the sub-lease transactions will be completed, or the Company has agreed terms to sub-lease our office space, the Company has assessed the right-of-use lease assets for impairment. During the twelve months ended December 31, 2025, no impairment has been recognized on the right-of-use lease asset (2024 — $Nil).
The Company has no lease transactions between related parties.
Operating lease charge. The following table summarizes the operating lease charge for the twelve months ended December 31, 2025, 2024 and 2023:

	For the Twelve Months Ended
	December 31, 2025	December 31, 2024	December 31, 2023

	($ in millions)
Amortization charge on right-of-use operating leased assets	$10.1	$9.9	$10.7
Interest on operating lease liabilities	3.6	4.1	4.5
Operating lease charge	$13.7	$14.0	$15.2
Lease Liabilities. The following table summarizes the maturity of lease liabilities under non-cancellable leases as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024

	($ in millions)
Operating leases — maturities
2025	$—	$15.4
2026	15.0	14.6
2027	13.5	13.2
2028	13.3	13.0
2029	11.0	10.9
2030	9.3	9.3
Later years	12.2	12.2
Total minimum lease payments	$74.3	$88.6
Less imputed interest	(9.6)	(13.0)
Total lease liabilities	$64.7	$75.6
Other lease information. The following table summarizes the cash flows on operating leases for the twelve months ended December 31, 2025, 2024 and 2023 and other supplemental information:

	For the Twelve Months Ended
	December 31, 2025	December 31, 2024	December 31, 2023

	($ in millions)
Cash paid for amounts included in the measurement of lease liabilities
- Operating cash outflow from operating leases	$(15.7)	$(15.9)	$(15.5)

Right-of-use assets obtained in exchange for lease obligations
- Operating leases	$—	$2.1	$0.2

Reduction to Right-of-use assets resulting from reductions to lease obligations
- Operating leases	$—	$0.3	$0.1

Weighted Averages
- Operating leases, remaining lease terms (years)	5.6	6.4	7.3
- Operating leases, average discount rate	5.1%	5.1%	5.0%